Segment and Revenue Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area	Revenues, including foreign military sales, are reported by customer location and consisted of the following:

Years ended December 31,	2023	2022	2021
Europe	$10,520	$7,916	$8,967
Asia	10,013	8,393	5,845
Middle East	6,594	5,047	4,653
Oceania	1,655	1,576	1,147
Canada	1,256	1,612	969
Africa	825	418	239
Latin America, Caribbean and other	1,524	2,412	1,376

Total non-U.S. revenues	32,387	27,374	23,196
United States	45,380	39,218	39,076
Estimated potential concessions and other considerations to 737 MAX customers	27	16	14

Total revenues	$77,794	$66,608	$62,286

Schedule of Disaggregation of Revenue
BCA revenues by customer location consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
Europe	$1,547	$3,393	$777	$2,038
Asia	4,393	2,355	2,280	1,549
Middle East	1,174	1,466	406	750
Other non-U.S.	754	1,082	344	729

Total non-U.S. revenues	7,868	8,296	3,807	5,066
United States	3,158	7,175	2,173	3,740
Estimated potential concessions and other considerations to 737 MAX customers, net of insurance recoveries	(443)	26		26

Total revenues from contracts with customers	10,583	15,497	5,980	8,832
Intersegment revenues eliminated on consolidation	73	47	23	8

Total segment revenues	$10,656	$15,544	$6,003	$8,840

Revenue recognized on fixed-price contracts	100%	100%	100%	100%
Revenue recognized at a point in time	99%	99%	99%	99%

BDS revenues on contracts with customers, based on the customer’s location, consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
U.S. customers	$9,963	$10,338	$4,519	$5,028
Non-U.S. customers(1)	3,008	2,368	1,502	1,139

Total segment revenue from contracts with customers	$12,971	$12,706	$6,021	$6,167

Revenue recognized over time	99%	99%	99%	99%
Revenue recognized on fixed-price contracts	55%	59%	52%	57%
Revenue from the U.S. government (1)	90%	90%	89%	90%

(1)	Includes revenues earned from foreign military sales through the U.S. government.
BGS revenues consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
Commercial	$5,900	$5,419	$2,900	$2,703
Government	3,829	3,874	1,895	1,948

Total revenues from contracts with customers	9,729	9,293	4,795	4,651
Intersegment revenues eliminated on consolidation	205	173	94	95
Total segment revenues	$9,934	$9,466	$4,889	$4,746

Revenue recognized at a point in time	53%	51%	53%	51%
Revenue recognized on fixed-price contracts	87%	87%	87%	87%
Revenue from the U.S. government(1)	28%	31%	27%	31%

(1)	Includes revenues earned from foreign military sales through the U.S. government.

BCA revenues by customer location consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
Asia	$6,328	$4,488	$2,816
Europe	6,172	4,085	4,387
Middle East	4,311	2,003	1,098
Other non-U.S.	2,431	3,042	1,683

Total non-U.S. revenues	19,242	13,618	9,984
United States	14,501	12,275	9,614
Estimated potential concessions and other considerations to 737 MAX customers	27	16	14

Total revenues from contracts with customers	33,770	25,909	19,612
Intersegment revenues, eliminated on consolidation	131	117	102

Total segment revenues	$33,901	$26,026	$19,714

Revenue recognized on fixed-price contracts	100%	100%	100%
Revenue recognized at a point in time	99%	99%	99%

BDS revenues on contracts with customers, based on the customer’s location, consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
U.S. customers	$20,051	$17,144	$19,869
Non-U.S. customers(1)	4,882	6,018	6,671

Total segment revenue from contracts with customers	$24,933	$23,162	$26,540

Revenue recognized over time	99%	99%	99%
Revenue recognized on fixed-price contracts	58%	60%	68%
Revenue from the U.S. government(1)	91%	89%	89%

(1)	Includes revenues earned from foreign military sales through the U.S. government.
BGS revenues consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
Commercial	$11,020	$9,560	$7,527
Government	7,751	7,681	8,553

Total revenues from contracts with customers	18,771	17,241	16,080
Intersegment revenues eliminated on consolidation	356	370	248

Total segment revenues	$19,127	$17,611	$16,328

Revenue recognized at a point in time	51%	50%	45%
Revenue recognized on fixed-price contracts	87%	88%	86%
Revenue from the U.S. government(1)	30%	33%	40%

(1)	Includes revenues earned from foreign military sales through the U.S. government.

Schedule of Segment, Reconciliation of Other Items from Segments to Consolidated	Components of Unallocated items, eliminations and other (expense)/income are shown in the following table.

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Share-based plans	$53	($38)	$43	$14
Deferred compensation	(49)	(96)	(19)	(42)
Amortization of previously capitalized interest	(46)	(47)	(23)	(24)
Research and development expense, net	(188)	(149)	(99)	(73)
Eliminations and other unallocated items	(716)	(466)	(536)	(211)

Unallocated items, eliminations and other	($946)	($796)	($634)	($336)

Components of Unallocated items, eliminations and other (expense)/income are shown in the following table.

Years ended December 31,	2023	2022	2021
Share-based plans	$62	($114)	($174)
Deferred compensation	(188)	117	(126)
Amortization of previously capitalized interest	(95)	(95)	(107)
Research and development expense, net	(315)	(278)	(184)
Eliminations and other unallocated items	(1,223)	(1,134)	(636)

Unallocated items, eliminations and other	($1,759)	($1,504)	($1,227)

Components of Financial Accounting Standards and Cost Accounting Standards Adjustment	Components of FAS/CAS service cost adjustment are shown in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Pension FAS/CAS service cost adjustment	$460	$445	$230	$222
Postretirement FAS/CAS service cost adjustment	144	137	72	69

FAS/CAS service cost adjustment	$604	$582	$302	$291

These expenses are included in Other income, net. Components of FAS/CAS service cost adjustment are shown in the following table:

Years ended December 31,	2023	2022	2021
Pension FAS/CAS service cost adjustment	$799	$849	$882
Postretirement FAS/CAS service cost adjustment	257	294	291

FAS/CAS service cost adjustment	$1,056	$1,143	$1,173

Reconciliation of Assets from Segment to Consolidated
Segment assets are summarized in the table below:

	June 30 2024	December 31 2023
Commercial Airplanes	$83,478	$77,047
Defense, Space & Security	16,239	14,921
Global Services	16,473	16,193
Unallocated items, eliminations and other	26,530	28,851

Total	$142,720	$137,012

Segment assets are summarized in the table below.

December 31,	2023	2022
Commercial Airplanes	$77,047	$76,825
Defense, Space & Security	14,921	14,426
Global Services	16,193	16,149
Unallocated items, eliminations and other	28,851	29,700

Total	$137,012	$137,100

Schedule of Capital Expenditures by Segment
Capital Expenditures

Years ended December 31,	2023	2022	2021
Commercial Airplanes	$420	$218	$177
Defense, Space & Security	192	202	199
Global Services	127	130	94
Unallocated items, eliminations and other	788	672	510

Total	$1,527	$1,222	$980

Schedule of Depreciation and Amortization Expense by Segment
Depreciation and Amortization

Years ended December 31,	2023	2022	2021
Commercial Airplanes	$464	$554	$594
Defense, Space & Security	219	238	233
Global Services	320	346	414
Centrally Managed Assets (1)	858	841	903

Total	$1,861	$1,979	$2,144

(1)
Amounts shown in the table represent depreciation and amortization expense recorded by the individual business segments. Depreciation and amortization for centrally managed assets are included in segment operating earnings based on usage and occupancy. In 2023, $650 was included in the primary business segments, of which $311, $264 and $75 was included in BCA, BDS and BGS, respectively. In 2022, $644 was included in the primary business segments, of which $361, $230 and $53 was included in BCA, BDS and BGS, respectively. In 2021, $669 was included in the primary business segments, of which $387, $222 and $60 was included in BCA, BDS and BGS, respectively.